Fair Value of Financial Instruments - Summary of Changes in Level 3 Instruments Carried at Fair Value (Detail) - Level 3 [member] - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		$ 2,088		$ 2,211
Gains/(losses) recorded in income		26		100
Gains/(losses) recorded in OCI				24
Purchases/ Issuances		161		474
Sales/ Settlements		(131)		(632)
Transfers into Level 3				43
Transfers out of Level 3		3		(73)
Fair value, ending balance		2,147		2,147
Change in unrealized gains/(losses)recorded in income for instruments still held		26		115
Derivative financial instruments [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance			$ (8)		$ 10
Gains/(losses) recorded in income	[1]		(3)		(15)
Purchases/ Issuances			(6)		(2)
Sales/ Settlements			12		20
Transfers into Level 3					(15)
Transfers out of Level 3			3
Fair value, ending balance			(2)		(2)
Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		6		120
Gains/(losses) recorded in income	[1]	7		4
Purchases/ Issuances		14		11
Sales/ Settlements		(6)		(76)
Transfers into Level 3				31
Transfers out of Level 3		9		(60)
Fair value, ending balance		30		30
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	7		18
Obligations related to securities sold short [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance					(2)
Transfers into Level 3		(1)		(1)
Transfers out of Level 3					2
Fair value, ending balance		(1)		(1)
Trading assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		163	9	13	25
Gains/(losses) recorded in income	[1]	3		(15)	1
Gains/(losses) recorded in OCI				(3)
Purchases/ Issuances		5	2	174	6
Sales/ Settlements		(8)	(3)	(11)	(18)
Transfers into Level 3		1	179	13	192
Transfers out of Level 3		(6)	(3)	(13)	(22)
Fair value, ending balance		158	184	158	184
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	3		(14)
Trading assets [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		17		12
Gains/(losses) recorded in income	[1]	(1)		(2)
Purchases/ Issuances		5		9
Sales/ Settlements		(8)		(11)
Transfers into Level 3		1		12
Transfers out of Level 3		(6)		(12)
Fair value, ending balance		8		8
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	(1)		(1)
Trading assets [member] | Trading loans [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		146		1
Gains/(losses) recorded in income	[1]	4		(13)
Gains/(losses) recorded in OCI				(3)
Purchases/ Issuances				165
Transfers into Level 3				1
Transfers out of Level 3				(1)
Fair value, ending balance		150		150
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	4		(13)
Investment securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1,919	1,988	2,078	1,901
Gains/(losses) recorded in income	[1]	16	43	111	107
Gains/(losses) recorded in OCI			3	27	62
Purchases/ Issuances		142	49	289	149
Sales/ Settlements		(117)	(18)	(545)	(137)
Transfers into Level 3			12		12
Transfers out of Level 3					(17)
Fair value, ending balance		1,960	$ 2,077	1,960	$ 2,077
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	16		111
Investment securities [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1,910		2,046
Gains/(losses) recorded in income	[1]	16		111
Gains/(losses) recorded in OCI		1		30
Purchases/ Issuances		121		267
Sales/ Settlements		(117)		(523)
Fair value, ending balance		1,931		1,931
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	16		111
Investment securities [member] | Corporate and Other Debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		9		32
Gains/(losses) recorded in OCI		(1)		(3)
Purchases/ Issuances		21		22
Sales/ Settlements				(22)
Fair value, ending balance		29		29
Derivative financial assets [member] | Interest rate contracts (Assets) [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance				3
Gains/(losses) recorded in income	[1]			(1)
Sales/ Settlements				(2)
Change in unrealized gains/(losses)recorded in income for instruments still held	[2],[3]			(1)
Derivative financial assets [member] | Equity contracts (Assets) [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		29		161
Gains/(losses) recorded in income	[1]	1		(9)
Purchases/ Issuances		5		12
Sales/ Settlements				(70)
Transfers into Level 3				31
Transfers out of Level 3		(10)		(100)
Fair value, ending balance		25		25
Change in unrealized gains/(losses)recorded in income for instruments still held	[2],[4]	1		11
Derivative financial assets [member] | Commodity Contracts (Assets) [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		7		16
Gains/(losses) recorded in income	[1]	5		(4)
Fair value, ending balance		12		12
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	5		(4)
Derivative financial assets [member] | Credit Contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		9		4
Gains/(losses) recorded in income	[1]			2
Purchases/ Issuances		21		24
Sales/ Settlements		(8)		(8)
Fair value, ending balance		22		22
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]			2
Derivative financial assets [member] | Foreign exchange and gold contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1		1
Gains/(losses) recorded in income	[1]	1		1
Transfers into Level 3				1
Transfers out of Level 3		(1)		(2)
Fair value, ending balance		1		1
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	1		1
Interest rate contracts (Assets) [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(1)		(8)
Gains/(losses) recorded in income	[1]			4
Purchases/ Issuances				(1)
Sales/ Settlements				1
Transfers into Level 3				(1)
Transfers out of Level 3		1		5
Change in unrealized gains/(losses)recorded in income for instruments still held	[2],[3]			(2)
Equity contracts (Assets) [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(28)		(43)
Gains/(losses) recorded in income	[1]			9
Purchases/ Issuances		(10)		(22)
Transfers out of Level 3		19		37
Fair value, ending balance		(19)		(19)
Change in unrealized gains/(losses)recorded in income for instruments still held	[2],[4]			9
Credit Contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(2)		(2)
Purchases/ Issuances		(2)		(2)
Sales/ Settlements		1		1
Fair value, ending balance		(3)		(3)
Commodity Contracts (Assets) [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(9)		(12)
Gains/(losses) recorded in income	[1]			2
Sales/ Settlements		1		2
Fair value, ending balance		$ (8)		(8)
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]			$ 2

[1]	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
[2]	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
[3]	Certain unrealized gains and losses on interest rate derivative contracts are largely offset by mark-to-market changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.
[4]	Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.